SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 10, 2018	Jan. 31, 2023	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employees Directors And Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value of stock options granted				$ 1.2	$ 0.7	$ 1.51
Aggregate intrinsic value of exercised options				$ 9	$ 0	$ 19
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares reserved for issuance				600,000
Offering period				five months
Percentage of use of base salary to purchase ordinary shares				15.00%
Percentage of fair market value of ordinary shares at time of offering				85.00%
Options granted				0	0	158,025
2010 Share Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares reserved for issuance				14,195,152
Ordinary shares available for issuance				891,922
Vesting period				4 years
Award expiration period				10 years
Unrecognized share-based compensation expense				$ 3,602
Unrecognized compensation cost, recognition period				2 years 6 months 21 days
Master Clinical Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Offering price per share	$ 4.95		$ 8.57333
Issuance of shares, net, shares	2,424,243		2,332,815
Equity investment	$ 12,000		$ 20,000
Percentage of closing price	33.00%		33.00%
Collaborative Arrangements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum Authorized Proceeds From Issuance Of Common Stock				$ 7,788
Issuance expenses				91
Deferred Participation Of B M S In R And D Expenses				4,121
Collaborative Arrangements Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum Authorized Proceeds From Issuance Of Common Stock				14,958
Issuance expenses				42
Deferred Participation Of B M S In R And D Expenses				$ 5,000
Leerink Partners LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares, net, shares				2,905,550
Issuance expenses				$ 548
Proceeds from ordinary shares in offering		$ 50,000		$ 3,625